UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-3694
                                                      --------

                    Oppenheimer Gold & Special Minerals Fund
                    ----------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                        Date of fiscal year end: June 30
                                                 -------

                      Date of reporting period: 09/30/2008
                                                ----------

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Gold & Special Minerals Fund

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

                                                       Shares         Value
                                                     ----------  --------------
COMMON STOCKS--99.0%
ENERGY--1.0%
OIL, GAS & CONSUMABLE FUELS--1.0%
Cameco Corp.                                            535,100  $   11,938,081
Denison Mines Corp.(1)                                1,430,000       4,219,121
                                                                 --------------
                                                                     16,157,202
                                                                 --------------
INDUSTRIALS--0.8%
ELECTRICAL EQUIPMENT--0.8%
Canadian Solar, Inc.(1)                                 324,000       6,327,720
Solaria Energia y Medio Ambiente SA(1)                  800,000       4,482,874
Yingli Green Energy Holding Co. Ltd., ADR(1)            130,000       1,432,600
                                                                 --------------
                                                                     12,243,194
                                                                 --------------
MATERIALS--97.2%
METALS & MINING--97.2%
African Rainbow Minerals Ltd.                             6,700         137,018
Agnico-Eagle Mines Ltd.(2)                            2,112,100     116,313,347
Alamos Gold, Inc.(1)                                  2,500,000      15,268,969
Anglo Platinum Ltd.                                     280,000      25,386,171
AngloGold Ashanti Ltd., Sponsored ADR                   300,000       6,930,000
Antofagasta plc                                         250,000       1,802,439
Aquarius Platinum Ltd.                                2,999,623      14,860,282
Aurizon Mines Ltd.(1)                                 1,540,000       4,124,031
Barrick Gold Corp.(2)                                 2,916,815     107,163,783
BHP Billiton Ltd., Sponsored ADR                        620,000      32,233,800
Brush Engineered Materials, Inc.(1)                     827,780      15,371,875
Centamin Egypt Ltd.(1)                                2,600,000       1,640,947
Centerra Gold, Inc.(1)                                3,521,400      12,904,355
Central African Mining & Exploration Co. plc(1)      10,600,000       2,628,762
Companhia de Minas Buenaventura SA, Sponsored ADR     3,681,800      86,448,664
Companhia Vale do Rio Doce, ADR                       2,430,000      46,534,500
Detour Gold Corp.(1)                                  1,133,600      12,483,713
Eldorado Gold Corp.(1, 3)                             5,186,000      32,356,157
Eldorado Gold Corp., Legend Shares(1, 3)                480,000       2,994,785
First Quantum Minerals Ltd.                             200,000       7,517,031
FNX Mining Co., Inc.(1)                                 450,000       4,761,099
Franco-Nevada Corp.                                   1,530,000      28,824,524
Franco-Nevada Corp., Legend Shares                      200,000       3,767,912
Freeport-McMoRan Copper & Gold, Inc., Cl. B             910,000      51,733,500
Gold Fields Ltd., Sponsored ADR                         760,000       7,288,400
Goldcorp, Inc.                                        3,438,561     108,761,684
Hecla Mining Co.(1)                                   2,080,000       9,734,400
IAMGOLD Corp.                                         1,100,000       6,182,000
Impala Platinum Holdings Ltd.                         3,202,352      65,047,315
Ivanhoe Mines Ltd.(1)                                 3,583,100      21,713,586
Jaguar Mining, Inc.(1)                                2,450,200      13,652,512
Katanga Mining Ltd.(1)                                1,070,000       5,057,176


                  1 | Oppenheimer Gold & Special Minerals Fund

Oppenheimer Gold & Special Minerals Fund

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

                                                       Shares         Value
                                                     ----------  --------------
METALS & MINING CONTINUED
Kinross Gold Corp.(4)                                 6,468,890  $  104,278,507
Kinross Gold Corp.(4)                                   800,460      12,853,992
Lihir Gold Ltd.(1)                                   14,674,667      30,959,741
Lundin Mining Corp.(1)                                2,600,000       7,719,991
Mercator Minerals Ltd.(1)                             1,989,000       8,223,256
MMX Mineracao e Metalicos SA(1)                       3,018,000      14,242,283
New Gold, Inc.(1)                                     3,088,000      14,333,775
New Pacific Metals Corps.(1)                            370,000         330,280
Newcrest Mining Ltd.                                  2,033,680      44,634,480
Newmont Mining Corp.(2)                               2,640,000     102,326,400
Pan American Silver Corp.(1)                          1,378,541      30,644,966
PanAust Ltd.(1)                                      19,395,455       8,769,568
Peter Hambro Mining plc                                 638,000       5,738,543
Randgold Resources Ltd., ADR                          1,880,000      77,136,400
Red Back Mining, Inc.(1)                                770,000       4,637,726
Rio Tinto plc, Sponsored ADR                            145,000      36,177,500
Royal Gold, Inc.                                        650,000      23,374,000
Silver Standard Resources, Inc.(1)                      370,000       6,116,100
Silver Wheaton Corp.(1)                               1,660,000      13,529,000
Silvercorp Metals, Inc.                               3,030,000       8,882,875
Sino Gold Mining Ltd.(1)                              4,000,000      13,403,746
Taseko Mines Ltd.(1)                                  1,650,000       3,271,318
Teck Cominco Ltd., Cl. B                                480,000      13,977,600
Xstrata plc                                             540,000      16,715,335
Yamana Gold, Inc.                                     9,541,400      78,447,028
Zhaojin Mining Industry Co. Ltd.                      2,500,000       1,627,921
Zijin Mining Group Co. Ltd.                           5,046,000       2,559,878
                                                                 --------------
                                                                  1,556,536,946
                                                                 --------------
Total Common Stocks (Cost $1,843,591,515)                         1,584,937,342
                                                                 ==============

                                                        Units
                                                     ----------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
High River Gold Mines Ltd. Wts., Strike Price 4CAD,
Exp. 11/8/10(1)                                         235,000          22,081
Jiutian Chemical Group Ltd. Wts., Strike Price
0.80SGD, Exp. 10/15/10(1, 5)                          3,100,000          53,937
Nevsun Resources Ltd. Wts., Strike Price 10CAD,
Exp. 12/19/08(1, 5)                                      70,000               1
                                                                 --------------
Total Rights, Warrants and
   Certificates (Cost $117,814)                                          76,019
                                                                 ==============

                                                       Shares
                                                     ----------
INVESTMENT COMPANY--0.9%
Oppenheimer Institutional Money Market Fund,
Cl. E, 3.15%(3, 6) (Cost $15,299,568)                15,299,568      15,299,568


                  2 | Oppenheimer Gold & Special Minerals Fund

Oppenheimer Gold & Special Minerals Fund

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

                                                                     Value
                                                                 --------------
Total Investments, at Value (Cost $1,859,008,897)          99.9% $1,600,312,929
Other Assets Net of Liabilities                             0.1       1,334,468
                                                     ----------  --------------
Net Assets                                                100.0% $1,601,647,397
                                                     ==========  ==============

Footnotes to Statement of Investments

STRIKE PRICE IS REPORTED IN U.S. DOLLARS, EXECPT FOR THOSE DENOTED IN THE FOLLOWING CURRENCIES:

CAD   Canadian Dollar
SGD   Singapore Dollar

(1.) Non-income producing security.

(2.) A sufficient amount of liquid assets has been designated to cover outstanding written call options.

(3.) Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended September 30, 2008, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                           SHARES         GROSS       GROSS           SHARES
                                        JUNE 30, 2008   ADDITIONS   REDUCTIONS  SEPTEMBER 30, 2008
                                        -------------  ----------  -----------  ------------------
Eldorado Gold Corp.                        4,266,000      920,000           --       5,186,000
Eldorado Gold Corp., Legend Shares           480,000           --           --         480,000
Oppenheimer Institutional Money Market
   Fund, Cl.E                                     --   98,889,717   83,590,149      15,299,568
Randgold Resources Ltd., ADR(a)            1,510,000      370,000           --       1,880,000

                                           VALUE        INCOME
                                        -----------    -------
Eldorado Gold Corp.                     $32,356,157    $    --
Eldorado Gold Corp., Legend Shares        2,994,785         --
Oppenheimer Institutional Money Market
   Fund, Cl.E                            15,299,568     20,802
Randgold Resources Ltd., ADR(a)                  --(b)      --
                                        -----------    -------
                                        $50,650,510    $20,802
                                        ===========    =======

(a.) No longer an affiliate as of September 30, 2008.

(b.) The security is no longer an affiliate, therefore, the value has been excluded from this table.

(4.) The Fund holds securities which have been issued by the same entity and that trade on separate exchanges.

(5.) Illiquid security. The aggregate value of illiquid securities as of September 30, 2008 was $53,938, which represents less than 0.005% of the Fund's net assets. See accompanying Notes.

(6.) Rate shown is the 7-day yield as of September 30, 2008.

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The market value of the Fund's investments was determined based on the following inputs as of September 30, 2008:

                                             INVESTMENTS IN  OTHER FINANCIAL
           VALUATION DESCRIPTION                SECURITIES     INSTRUMENTS*
           ---------------------             --------------  ---------------
Level 1-Quoted Prices                        $1,361,558,855     $(143,600)
Level 2-Other Significant Observable Inputs     238,754,074            --
Level 3-Significant Unobservable Inputs                  --            --
                                             --------------     ---------
   Total                                     $1,600,312,929     $(143,600)
                                             ==============     =========


                  3 | Oppenheimer Gold & Special Minerals Fund

Oppenheimer Gold & Special Minerals Fund

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

* Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options and swaps are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.

WRITTEN OPTIONS AS OF SEPTEMBER 30, 2008 ARE AS FOLLOWS:

                               NUMBER OF  EXERCISE  EXPIRATION  PREMIUMS
      DESCRIPTION        TYPE  CONTRACTS    PRICE      DATE     RECEIVED    VALUE
      -----------        ----  ---------  --------  ----------  --------  ---------
Agnico-Eagle Mines Ltd.  Call     100      $70.00    10/20/08   $ 22,200  $  (6,000)
Agnico-Eagle Mines Ltd.  Call     100       70.00    11/24/08     50,040    (27,000)
Barrick Gold Corp.       Call     100       42.50    10/20/08      9,600     (6,500)
Barrick Gold Corp.       Call     100       42.50    11/24/08     21,300    (19,000)
Newmont Mining Corp.     Call     500       45.00    10/20/08     71,955    (35,000)
Newmont Mining Corp.     Call     300       45.00    11/24/08     79,800    (50,100)
                                                                --------  ---------
                                                                $254,895  $(143,600)
                                                                ========  =========

Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:

Geographic Holdings           Value      Percent
-------------------      --------------  -------
Canada                   $  808,897,806    50.6%
United States               237,484,843    14.8
South Africa                104,788,904     6.6
Australia                   100,682,541     6.3
Peru                         86,448,664     5.4
Jersey, Channel Islands      77,136,400     4.8
United Kingdom               63,062,579     3.9
Brazil                       60,776,783     3.8
Papua New Guinea             30,959,741     1.9
Bermuda                      19,917,458     1.2
Spain                         4,482,874     0.3
China                         4,187,799     0.3
Cayman Islands                1,432,600     0.1
Singapore                        53,937     0.0
                         --------------   ------
Total                    $1,600,312,929   100.0%
                         ==============   ======

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1", inputs other than quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3". The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.


                  4 | Oppenheimer Gold & Special Minerals Fund

Oppenheimer Gold & Special Minerals Fund

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

Securities are valued using quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable market data inputs.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.

In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Fair valued securities may be classified as "Level 3" if the valuation primarily reflects the Manager's own assumptions about the inputs that market participants would use in valuing such securities.

There have been no significant changes to the fair valuation methodologies during the period.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.


                  5 | Oppenheimer Gold & Special Minerals Fund

Oppenheimer Gold & Special Minerals Fund

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

INVESTMENTS WITH OFF-BALANCE SHEET MARKET RISK. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and Liabilities in the annual and semiannual reports.

OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and covered call options. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. The difference between the premium received or paid, and market value of the option, is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported in the Statement of Operations in the annual and semiannual reports. When an option is exercised, the cost of the security purchased or the proceeds of the security sale are adjusted by the amount of premium received or paid. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations in the annual and semiannual reports.

Securities designated to cover outstanding call or put options are noted in the Statement of Investments where applicable. Options written are reported in a schedule following the Statement of Investments and as a liability in the Statement of Assets and Liabilities in the annual and semiannual reports.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk that there may be an illiquid market where the Fund is unable to close the contract.

Written option activity for the period ended September 30, 2008 was as follows:

                                                  CALL OPTIONS
                                              --------------------
                                              NUMBER OF  AMOUNT OF
                                              CONTRACTS   PREMIUMS
                                              ---------  ---------
Options outstanding as of June 30, 2008            --     $     --
Options written                                 1,200      254,895
                                                -----     --------
Options outstanding as of September 30, 2008    1,200     $254,895
                                                =====     ========

ILLIQUID SECURITIES

As of September 30, 2008, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not


                  6 | Oppenheimer Gold & Special Minerals Fund

Oppenheimer Gold & Special Minerals Fund

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited

invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

RECENT ACCOUNTING PRONOUNCEMENT

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement on Financial Accounting Standards ("SFAS") No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES. This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Fund uses derivative instruments, how these activities are accounted for, and their effect on the Fund's financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Fund's financial statements and related disclosures.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2008 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities          $1,859,451,777
Federal tax cost of other investments         (254,895)
                                        ---------------
Total federal tax cost                  $1,859,196,882
                                        ===============
Gross unrealized appreciation           $  169,979,366
Gross unrealized depreciation             (429,006,919)
                                        ---------------
Net unrealized depreciation             $ (259,027,553)
                                        ===============


                  7 | Oppenheimer Gold & Special Minerals Fund



ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 09/30/2008, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Gold & Special Minerals Fund


By: /s/ John V. Murphy
    ----------------------------------
    John V. Murphy
    Principal Executive Officer
Date: 11/11/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ John V. Murphy
    ----------------------------------
    John V. Murphy
    Principal Executive Officer
Date: 11/11/2008


By: /s/ Brian W. Wixted
    ----------------------------------
    Brian W. Wixted
    Principal Financial Officer
Date: 11/11/2008